UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                         Report for the Calendar Year or Quarter Ended December
31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York          February 14 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $172, 818
                                         (thousands)


List of Other Included Managers: None

                                                    FORM 13F INFORMATION TABLE
                                                Echo Street Capital Management LLC
                                                        December 31, 2010


COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
ACE LTD                       SHS               H0023R105    1139      18,295  SH          SOLE        NONE      18,295
ADVANCE AUTO PARTS INC        COM               00751Y106    2623      39,647  SH          SOLE        NONE      39,647
AUTOZONE INC                  COM               053332102    2686       9,854  SH          SOLE        NONE       9,854
CVS CAREMARK CORPORATION      COM               126650100    5509     158,439  SH          SOLE        NONE     158,439
CARTER INC                    COM               146229109    2461      83,393  SH          SOLE        NONE      83,393
CISCO SYS INC                 COM               17275R102    4564     225,600  SH          SOLE        NONE     225,600
COPART INC                    COM               217204106   10870     291,029  SH          SOLE        NONE     291,029
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407     881      35,157  SH          SOLE        NONE      35,157
DUKE REALTY CORP              COM NEW           264411505     805      64,627  SH          SOLE        NONE      64,627
EBAY INC                      COM               278642103    1139      40,917  SH          SOLE        NONE      40,917
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%   29380T402     617      32,000  SH          SOLE        NONE      32,000
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E  29380T600    7004     250,160  SH          SOLE        NONE     250,160
EQUINIX INC                   COM NEW           29444U502    3293      40,530  SH          SOLE        NONE      40,530
EQUITY LIFESTYLE PPTYS INC    COM               29472R108    3076      54,991  SH          SOLE        NONE      54,991
EQUITY RESIDENTIAL            SH BEN INT        29476L107    2559      49,264  SH          SOLE        NONE      49,264
ESSEX PPTY TR INC             COM               297178105    5885      51,520  SH          SOLE        NONE      51,520
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200    9918     397,500  SH          SOLE        NONE     397,500
GLOBAL CASH ACCESS HLDGS INC  COM               378967103     145      45,517  SH          SOLE        NONE      45,517
GOOGLE INC                    CL A              38259P508    3137       5,281  SH          SOLE        NONE       5,281
HCP INC                       COM               40414L109    1361      37,000  SH          SOLE        NONE      37,000
HEALTH CARE REIT INC          COM               42217K106    7112     149,290  SH          SOLE        NONE     149,290
HEWLETT PACKARD CO            COM               428236103    6117     145,295  SH          SOLE        NONE     145,295
HIGHWOODS PPTYS INC           COM               431284108    1496      46,970  SH          SOLE        NONE      46,970
HOME DEPOT INC                COM               437076102    5250     149,741  SH          SOLE        NONE     149,741
HOST HOTELS & RESORTS INC     COM               44107P104      10       4,000  SH  PUT     SOLE        NONE       4,000
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW     45857P301    9041     458,261  SH          SOLE        NONE     458,261
ISHARES TR                    DJ US REAL EST    464287739    3078      55,000  SH          SOLE        NONE      55,000
KOHLS CORP                    COM               500255104   10085     185,595  SH          SOLE        NONE     185,595
MI DEVS INC                   CL A SUB VTG      55304X104    2485      91,680  SH          SOLE        NONE      91,680
MICROSOFT CORP                COM               594918104    2675      95,855  SH          SOLE        NONE      95,855
NATIONWIDE HEALTH PPTYS INC   COM               638620104    2480      68,177  SH          SOLE        NONE      68,177
NEW YORK & CO INC             COM               649295102    1833     414,676  SH          SOLE        NONE     414,676
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103    4138     115,683  SH          SOLE        NONE     115,683
ORACLE CORP                   COM               68389X105    6216     198,604  SH          SOLE        NONE     198,604
O REILLY AUTOMOTIVE INC       COM               686091109    1554      25,633  SH          SOLE        NONE      25,633
PEPSICO INC                   COM               713448108    5721      87,564  SH          SOLE        NONE      87,564
REPUBLIC SVCS INC             COM               760759100    3391     113,567  SH          SOLE        NONE     113,567
SIMON PPTY GROUP INC NEW      COM               828806109    5150      51,759  SH          SOLE        NONE      51,759
SKECHERS U S A INC            CL A              830566105    4279     213,969  SH          SOLE        NONE     213,969
STANLEY BLACK & DECKER INC    COM               854502101    2599      38,870  SH          SOLE        NONE      38,870
SUNSTONE HOTEL INVS INC NEW   COM               867892101       8         806  SH          SOLE        NONE         806
TRANSOCEAN INC                NOTE 1.500%12/1   893830AV1    6212   6,300,000  PRN         SOLE        NONE   6,300,000
VORNADO RLTY TR               SH BEN INT        929042109    1500      18,000  SH          SOLE        NONE      18,000
WAL MART STORES INC           COM               931142103    2538      47,059  SH          SOLE        NONE      47,059
WILLIAMS COS INC DEL          COM               969457100    8178     330,824  SH          SOLE        NONE     330,824
                                                           172818


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